UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/15 (Unaudited)

CORPORATE BONDS AND NOTES (89.2%)(a)
		Principal amount	Value

Advertising and marketing services (0.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		$2,390,000	$2,384,025

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		115,000	121,900

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		945,000	1,001,700

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		1,595,000	1,698,675

			5,206,300
Automotive (1.4%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,690,000	3,002,713

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019		665,000	701,575

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		925,000	956,219

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		2,435,000	2,587,188

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		725,000	802,670

Navistar International Corp. sr. notes 8 1/4s, 2021		1,244,000	1,259,550

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		940,000	1,038,700

			10,348,615
Basic materials (8.9%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)		19,000	19,808

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021		100,000	109,855

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024		295,000	320,821

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		1,775,000	2,192,125

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)		1,030,000	1,104,675

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		1,935,000	2,031,750

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		290,000	293,625

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,625,000	2,854,688

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,305,987

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		825,000	826,081

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		1,130,000	1,187,913

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		300,000	302,250

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)		1,050,000	1,023,750

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		1,530,000	1,484,100

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,995,000	2,024,925

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		1,850,000	1,877,750

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		1,045,000	1,033,369

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		725,000	669,719

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		981,000	909,878

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,006,000	935,580

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,515,000	1,621,050

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		1,240,000	1,426,000

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		1,435,000	1,490,606

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		195,000	186,225

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		895,000	754,038

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		1,455,000	1,491,375

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		1,385,000	1,419,625

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,445,000	1,486,544

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		1,005,000	1,032,638

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	885,195

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		245,000	248,675

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,540,000	1,643,950

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		1,285,000	1,346,038

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021		2,174,000	1,929,425

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		2,174,000	22

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	952,200

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		800,000	806,000

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		2,010,000	2,080,350

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,720,000	1,771,600

PSPC Escrow Corp. 144A sr. unsec. notes 6 1/2s, 2022		740,000	780,700

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		385,000	382,113

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		1,980,000	2,024,550

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022		1,840,000	1,840,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021		655,000	740,969

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		420,000	441,000

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		655,000	741,919

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		720,000	769,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		710,000	741,950

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022		505,000	520,150

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		850,000	1,020,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		115,000	119,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		270,000	289,575

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		490,000	504,700

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		475,000	492,813

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		285,000	292,125

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		1,792,000	1,809,920

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,190,000	1,091,825

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		330,000	346,500

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		215,000	219,838

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		2,650,000	2,514,188

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		1,940,000	2,085,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		1,235,000	1,278,225

			66,127,865
Broadcasting (3.0%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,535,000	1,623,263

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,585,000	2,727,175

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,495,000	1,554,800

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,950,000	2,028,000

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		1,700,000	1,640,500

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		2,725,000	2,690,938

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		565,000	583,363

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		755,000	771,988

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		1,515,000	1,605,900

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		275,000	289,438

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		1,440,000	1,458,000

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		1,170,000	1,243,125

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		1,370,000	1,438,500

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019		915,000	976,763

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		380,000	384,750

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		638,000	685,053

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		195,000	209,381

			21,910,937
Building materials (1.3%)

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021		715,000	768,625

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		1,905,000	1,962,150

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021		2,350,000	2,502,750

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		1,790,000	1,886,213

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,650,000	1,773,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019		384,000	463,517

			9,357,005
Cable television (4.1%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		605,000	629,200

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		655,000	679,563

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,190,000	1,346,188

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	535,213

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	585,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,250,000	1,315,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		235,000	241,463

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		2,115,000	2,130,863

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		750,000	804,375

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024		2,550,000	2,639,250

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022		1,540,000	1,591,975

Cogeco Cable, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020 (Canada)		750,000	767,475

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		415,000	467,394

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024		1,295,000	1,322,519

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		490,000	553,088

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,405,000	1,397,975

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		540,000	583,200

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)		2,350,000	2,420,500

Numericable Group SA 144A sr. notes 6s, 2022 (France)		2,260,000	2,299,550

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	275,000	328,126

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		$1,370,000	1,431,650

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		1,393,000	1,448,720

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		740,000	784,400

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		3,535,000	3,738,263

			30,041,950
Capital goods (7.3%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		3,868,000	4,022,720

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		2,255,000	2,576,338

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		1,190,000	1,190,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		1,094,000	1,094,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		1,325,000	1,325,000

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	785,194

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		630,000	656,775

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)		875,000	875,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,050,000	2,244,750

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		740,000	756,650

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		780,000	887,250

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		3,115,000	2,990,400

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		785,000	823,269

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		495,000	505,519

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		2,588,000	3,674,634

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		3,080,000	3,318,700

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,665,000	1,577,588

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		1,275,000	1,316,438

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,110,000	1,204,350

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		1,570,000	1,609,250

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025		715,000	731,088

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025		1,405,000	1,466,469

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		2,701,000	2,873,189

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		985,000	1,044,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		250,000	259,688

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		1,885,000	2,021,663

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	665,163

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		710,000	747,275

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,375,000	1,440,313

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)		400,000	438,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		1,987,000	2,076,415

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		468,000	491,400

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		1,580,000	1,621,475

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		1,305,000	1,391,456

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		835,000	853,788

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		1,070,000	1,059,300

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022		1,045,000	1,128,600

			53,743,207
Commercial and consumer services (1.2%)

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,585,000	1,660,288

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		2,065,000	2,009,865

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		2,650,000	2,673,188

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		1,520,000	1,616,900

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		962,000	1,034,150

			8,994,391
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,030,000	1,014,550

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		90,000	98,550

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		110,000	118,525

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		500,000	526,250

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		670,000	720,250

			2,478,125
Consumer staples (5.6%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		1,020,000	1,078,650

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		2,149,000	2,337,038

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	518,763

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		525,000	549,938

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		665,000	679,963

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		1,900,000	1,976,000

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		1,875,000	1,945,313

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		785,000	761,450

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		4,055,000	4,217,200

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	488,213

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,430,000	1,637,350

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024		160,000	171,200

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019		125,000	129,688

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,360,000	2,360,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		380,000	383,800

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		1,100,000	1,106,875

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,520,000	2,268,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,220,813

HJ Heinz Co. company guaranty notes 4 1/4s, 2020		1,125,000	1,141,650

HJ Heinz Co. 144A company guaranty notes 4 7/8s, 2025		890,000	894,450

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		540,000	572,400

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		1,200,000	1,262,274

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		480,000	504,910

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		505,000	527,094

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		2,850,000	3,074,438

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		1,385,000	1,405,775

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		2,165,000	2,219,125

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		1,410,000	1,561,575

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		365,000	388,725

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		915,000	1,013,363

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		450,000	474,750

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		740,000	793,650

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,395,000	1,408,950

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		675,000	724,781

			41,798,164
Energy (10.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,275,000	353,813

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		1,290,000	1,290,000

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		1,150,000	1,158,625

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		1,120,000	1,056,440

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		180,000	171,450

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,070,000	960,325

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024		2,120,000	1,889,450

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020		1,015,000	931,263

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,715,000	1,320,550

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	574,073

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		$820,000	900,975

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		470,000	490,563

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		920,000	908,500

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,085,000	870,713

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,415,000	1,514,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		555,000	577,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		947,000	980,145

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada) (In default)(NON)		920,000	138,000

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,035,000	993,600

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 3/4s, 2023		360,000	371,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	796,125

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		980,000	916,300

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		1,017,000	770,378

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022		1,745,000	1,596,675

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021		255,000	234,600

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		700,000	738,500

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022		955,000	749,675

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		2,330,000	2,399,900

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		825,000	849,750

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		3,669,000	2,788,440

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		1,195,000	1,305,538

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022		430,000	447,738

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		805,000	758,713

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,615,000	1,079,022

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		3,480,000	2,427,300

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		895,000	751,800

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		4,145,000	3,533,613

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,085,000	1,136,538

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		295,000	303,113

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,134,240

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		730,000	711,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		1,265,000	1,239,700

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,505,000	1,621,988

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,035,000	675,338

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		850,000	344,250

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		2,545,000	1,018,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		795,000	793,013

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,290,000	1,219,050

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021		1,500,000	1,428,750

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023		165,000	168,713

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		1,445,000	1,517,250

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		900,000	920,250

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,300,000	2,432,250

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		690,000	712,425

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		2,795,000	950,300

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		850,000	881,875

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		910,000	482,300

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		1,585,000	1,268,000

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		540,000	554,175

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		540,000	556,200

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	288,400

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	420,000	295,656

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$455,000	298,207

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		680,000	557,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,670,000	1,665,825

Whiting Canadian Holding Co. ULC company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		1,400,000	1,459,500

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		2,865,000	2,836,350

Williams Cos., Inc. (The) notes 7 3/4s, 2031		968,000	1,086,412

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	378,728

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		980,000	1,025,774

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,380,000	1,478,325

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,540,000	1,586,200

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		855,000	846,450

			75,468,397
Entertainment (1.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		745,000	819,500

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		895,000	928,563

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		400,000	410,480

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		430,000	438,600

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		835,000	854,790

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		950,000	945,250

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		140,000	150,150

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		1,715,000	1,792,175

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		640,000	665,600

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		980,000	955,500

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		1,255,000	1,270,688

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		705,000	722,625

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,920,000	2,989,204

			12,943,125
Financials (9.6%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020		1,535,000	1,582,969

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		2,255,000	2,908,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	952,013

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,300,000	2,737,000

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058		1,720,000	2,382,200

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)		400,000	436,000

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity		635,000	672,901

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)		410,000	422,300

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		725,000	790,250

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		475,000	498,750

CIT Group, Inc. sr. unsec. notes 5s, 2023		975,000	1,031,063

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	898,345

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,677,000

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		690,000	752,963

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		918,000	981,067

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity		95,000	95,356

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		1,645,000	1,184,400

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020		870,000	920,025

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		760,000	917,700

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,005,000	643,200

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		1,030,000	1,019,700

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)		465,000	499,294

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 6 1/4s, perpetual maturity (Switzerland)		220,000	217,800

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		1,450,000	1,196,250

Dresdner Funding Trust I 144A bonds 8.151s, 2031		2,650,000	3,233,000

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		1,090,000	1,170,388

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		1,210,000	1,276,550

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066		1,005,000	645,713

Hub International, Ltd 144A sr. unsec. notes 7 7/8s, 2021		1,995,000	2,049,863

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		315,000	313,425

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		1,750,000	1,872,500

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,545,000	1,620,319

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		850,000	949,875

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		1,025,000	1,096,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		875,000	1,050,000

Lloyds Bank PLC jr. unsec. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	925,000	2,495,538

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)		$450,000	471,375

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		640,000	690,400

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		645,000	699,825

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		945,000	949,725

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		1,620,000	1,559,250

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		1,465,000	1,567,550

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020		270,000	280,800

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019		880,000	778,800

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		835,000	878,838

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		905,000	959,300

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		463,000	489,623

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		2,160,000	2,111,400

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,564,000	1,503,395

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)		1,700,000	1,870,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)		3,240,000	3,985,200

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		1,010,000	1,130,466

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		665,000	678,300

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		1,140,000	1,288,200

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		450,000	462,375

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,223,000	1,226,058

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,170,000	941,850

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		2,315,000	2,355,513

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		1,235,000	1,133,113

			71,202,773
Gaming and lottery (2.6%)

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		245,000	256,638

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,000,000	1,087,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	1,285,000	1,079,314

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$655,000	679,563

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		900,000	963,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		890,000	923,375

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		2,893,496	3,139,443

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		2,255,000	2,238,088

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		847,000	897,820

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		2,890,000	3,012,825

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		510,000	456,450

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		470,000	361,900

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		1,365,000	1,405,950

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022		2,590,000	2,538,200

			19,040,066
Health care (8.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		1,675,000	1,742,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		860,000	864,300

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		360,000	371,700

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,250,400

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021		1,370,000	1,465,900

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		1,610,000	1,640,188

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021		1,093,000	1,138,086

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		1,125,000	1,161,563

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		580,000	604,650

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		380,000	393,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		365,000	390,322

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)		1,042,000	1,055,233

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	707,400

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$1,078,000	1,139,985

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		2,195,000	2,035,863

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024		1,555,000	1,613,313

Endo Finance LLC/Endo Ltd/Endo Finco Inc 144A company guaranty sr. unsec. notes 6s, 2025		925,000	980,500

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		2,299,000	2,413,950

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023		950,000	966,625

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022		1,680,000	1,764,000

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		400,000	424,000

HCA, Inc. sr. notes 6 1/2s, 2020		3,200,000	3,640,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	483,800

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		1,415,000	1,473,369

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		840,000	859,845

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		770,000	829,675

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		1,812,000	1,861,830

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		2,000,000	2,190,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,028,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		1,095,000	1,149,750

Omnicare, Inc. sr. unsec. notes 5s, 2024		280,000	295,050

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		1,325,000	1,382,969

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		2,491,000	2,640,460

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6 1/2s, 2021		520,000	582,400

Service Corporation International sr. unsec. notes 7s, 2017		205,000	223,450

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,090,213

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		1,530,000	1,617,975

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		1,940,000	2,037,000

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		980,000	1,021,650

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024		505,000	511,313

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		825,000	829,125

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		1,240,000	1,241,550

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		1,570,000	1,715,225

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		2,115,000	2,300,063

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		340,000	350,200

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020		1,030,000	1,104,675

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		250,000	262,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	294,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		135,000	137,363

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		640,000	645,600

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018		1,125,000	1,195,313

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		2,155,000	2,262,750

			62,381,016
Homebuilding (2.6%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,555,000	1,624,975

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		1,150,000	1,196,000

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		1,805,000	1,897,506

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,525,000	1,555,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		1,290,000	1,328,700

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		1,415,000	1,460,988

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,660,000	1,606,050

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,140,000	1,316,700

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		215,000	213,925

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		815,000	855,750

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024		585,000	596,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		316,000	334,960

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		710,000	695,800

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		1,110,000	1,090,575

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		1,440,000	1,526,400

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024		1,750,000	1,752,188

			19,052,717
Lodging/Tourism (1.0%)

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		873,000	912,285

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		1,650,000	1,803,656

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		1,330,000	1,356,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		1,130,000	1,299,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,975,000	1,896,000

			7,268,041
Media (0.4%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020		635,000	388,938

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		2,570,000	2,666,375

			3,055,313
Publishing (0.4%)

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		925,000	964,313

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		890,000	932,275

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		1,030,000	1,054,463

			2,951,051
Regional Bells (—%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		180,000	184,950

			184,950
Retail (2.4%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		455,000	511,511

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		1,491,000	1,492,864

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		640,000	516,800

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		510,000	536,775

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		360,000	376,200

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)		810,000	839,363

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,835,000	1,830,413

Jo-Ann Stores Holdings, Inc. LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,295,000	1,214,063

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		620,000	685,100

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,257,675

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		2,185,000	2,296,981

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021		910,000	956,638

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		1,770,000	1,854,075

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,310,000	1,355,850

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		1,020,000	1,065,900

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		780,000	803,400

			17,593,608
Technology (3.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		1,170,000	1,222,650

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		1,965,000	2,102,550

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,410,000	1,230,225

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		3,670,000	3,706,700

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021		2,000	2,285

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021		1,581,000	1,841,865

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		2,501,000	2,682,323

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		475,000	498,750

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		1,330,000	1,433,075

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		1,620,000	1,701,000

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		1,525,000	1,610,781

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		1,215,000	1,243,856

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		2,325,000	2,364,293

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019		940,000	977,600

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		412,000	428,480

			23,046,433
Telecommunications (6.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		4,345,000	4,486,154

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		760,000	784,700

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		2,465,000	2,600,575

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		500,000	522,500

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		3,065,000	3,100,248

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,224,875

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,010,000	1,103,425

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		300,000	333,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,225,575

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		2,040,000	1,897,200

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		3,090,000	2,862,113

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		565,000	580,538

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,318,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		455,000	489,221

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		1,155,000	1,222,856

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,331,000	1,380,913

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)		685,000	655,888

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		900,000	1,038,600

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,487,136

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		945,000	994,613

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,575,000	3,360,500

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		370,000	380,175

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		1,535,000	1,784,438

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		3,520,000	3,634,400

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		2,955,000	3,012,253

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		2,185,000	2,124,913

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		960,000	1,000,800

			44,606,509
Telephone (1.7%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		455,000	513,866

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		375,000	401,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		280,000	299,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		695,000	736,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,055,000	2,180,869

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		1,300,000	1,358,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		1,377,000	1,445,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,195,000	2,310,238

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		1,140,000	1,189,031

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,055,000	1,065,550

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		1,185,000	1,090,200

			12,591,654
Tire and rubber (—%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		260,000	271,050

			271,050
Transportation (0.7%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		1,677,000	1,762,946

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		1,476,000	1,383,750

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,765,000	1,773,825

			4,920,521
Utilities and power (4.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		520,000	596,700

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017		315,000	353,981

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,432,798

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		660,000	646,800

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		2,850,000	2,907,000

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		1,120,000	1,222,200

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		370,000	400,063

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		1,185,000	1,341,287

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		401,000	423,055

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024		1,100,000	1,167,375

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022		160,000	169,400

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019		1,685,000	1,762,931

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		765,000	961,975

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		510,000	610,725

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		992,000	1,135,840

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		430,000	445,050

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,515,000	2,678,475

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		740,000	684,500

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		1,715,000	1,594,950

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		740,000	751,100

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	390,925

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		445,000	482,256

Kinder Morgan, Inc./DE LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	881,345

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,010,000	3,271,870

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024		760,000	801,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,240,000	1,354,700

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,159,950

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		835,000	885,100

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		945,000	966,263

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		715,000	734,663

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	375,074

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		745,000	506,600

			34,096,751

Total corporate bonds and notes (cost $654,199,861)			$660,680,534

SENIOR LOANS (5.6%)(a)(c)
		Principal amount	Value

Basic materials (—%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		$475,000	$441,750

			441,750
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		837,900	832,035

			832,035
Communication services (0.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		2,635,000	2,649,274

			2,649,274
Consumer cyclicals (3.0%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 9.005s, 2017		3,398,849	3,124,110

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017		691,525	637,932

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		2,542,225	2,288,003

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021		443,864	444,697

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		493,750	485,109

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)		1,340,000	1,333,300

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		460,000	463,203

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,052,114	908,200

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.921s, 2019		2,344,000	2,242,622

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		2,511,228	2,461,003

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		740,000	743,700

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		2,051,018	2,033,927

PetSmart, Inc. bank term loan FRN Ser. B, 5s, 2022		1,800,000	1,812,001

ROC Finance, LLC bank term loan FRN 5s, 2019		1,212,719	1,155,115

Univision Communications, Inc. bank term loan FRN 4s, 2020		1,213,375	1,209,488

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		918,687	863,565

			22,205,975
Consumer staples (0.7%)

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)		1,815,000	1,821,554

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		1,414,313	1,393,540

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		990,000	893,475

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		815,000	816,528

			4,925,097
Energy (0.5%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		1,380,000	1,057,425

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		599,325	364,090

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)		2,180,000	1,526,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		652,914	612,759

			3,560,274
Financials (—%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		271,093	276,854

			276,854
Health care (0.3%)

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019		1,452,244	1,444,377

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)		992,506	982,581

			2,426,958
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.668s, 2017		504,009	488,810

			488,810
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)		1,950,000	1,945,125

			1,945,125
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017		3,273,299	2,060,378

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.662s, 2017		33,594	21,146

			2,081,524

Total senior loans (cost $44,904,626)			$41,833,676

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$1,563,000	$1,898,068

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018		449,000	716,155

Total convertible bonds and notes (cost $2,167,326)			$2,614,223

SHORT-TERM INVESTMENTS (3.0%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)		21,767,614	$21,767,614

SSgA Prime Money Market Fund Class N 0.02%(P)		300,000	300,000

Total short-term investments (cost $22,067,614)			$22,067,614

TOTAL INVESTMENTS

Total investments (cost $723,339,427)(b)			$727,196,047

FORWARD CURRENCY CONTRACTS at 2/28/15 (aggregate face value $10,471,820) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	4/15/15	$185,229	$196,180	$10,951
	Euro	Sell	3/18/15	3,249,154	3,629,882	380,728
Credit Suisse International
	British Pound	Buy	3/18/15	544,922	537,700	7,222
	Euro	Buy	3/18/15	328,945	350,890	(21,945)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	4/15/15	291,713	307,761	(16,048)
	Euro	Buy	3/18/15	402,255	407,838	(5,583)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/15/15	1,396,931	1,479,443	82,512
	Euro	Buy	3/18/15	907,816	976,952	(69,136)
UBS AG
	British Pound	Sell	3/18/15	2,539,212	2,585,174	45,962

Total						$414,663

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $740,757,617.
(b)	The aggregate identified cost on a tax basis is $724,836,352, resulting in gross unrealized appreciation and depreciation of $25,849,771 and $23,490,076, respectively, or net unrealized appreciation of $2,359,695.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$40,611,944	$65,708,942	$84,553,272	$921	$21,767,614
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $35,637 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $104,247 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $36,354 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	—	2,614,223	—
Corporate bonds and notes	—	660,680,512	22
Senior loans	—	41,833,676	—
Short-term investments	22,067,614	—	—

Totals by level	$22,067,614	$705,128,411	$22

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$414,663	$—

Totals by level	$—	$414,663	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$527,375	$112,712

Total	$527,375	$112,712

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$12,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	391,679	7,222	–	82,512	45,962	–	527,375

	Total Assets	$391,679	$7,222	$–	$82,512	$45,962	$–	$527,375

	Liabilities:
	Forward currency contracts#	–	21,945	21,631	69,136	–	–	112,712

	Total Liabilities	$–	$21,945	$21,631	$69,136	$–	$–	$112,712

	Total Financial and Derivative Net Assets	$391,679	$(14,723)	$(21,631)	$13,376	$45,962	$–	$414,663
	Total collateral received (pledged)##†	$300,000	$–	$–	$–	$45,962	$–
	Net amount	$91,679	$(14,723)	$(21,631)	$13,376	$–	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015